UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                          entries.
Institutional Investment Manager Filing this Report.

Name:             Riverdale LLC
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-5932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            Manager
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner                  New York, New York                8/11/00
[Signature]                                 [City, State]                 [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1

Form 13F Information Table Entry Total:                              4

Form 13F Information Table Value Total:                              $486,551
                                                                     (thousands)


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      From 13F File Number           Name

         01                28-4690               High River Limited Partnership

                                                   FORM 13F INFORMATION TABLE
                                               AS OF JUNE 30, 2000 (SEC USE ONLY)
                                            NAME OF REPORTING MANAGER:  Riverdale LLC

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
Item 1:         Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
NAME            TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
OF ISSUER       CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined  (c)
                                                            (a)        in In- Shared               (a)        (b)        (c)
                                                            Sole       str. V Other                Sole       Shared     None

Vector Group.   Com        92240M108  27,742     1,880,795             X                 1         1,880,795
Ltd.

Nabisco Group   Com        62952P102  372,131    14,347,200            X                 1         14,347,200
Hold.

Federal Mogul   Com        313549107  43,919     4,592,800             X                 1         4,592,800
Corp.

Philip Services Com        718193105  42,759     6,642,178             X                 1         6,642,178
Corp.

                           Total:     486,551


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